Confirming Payables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Confirming Payables
Extended supplier payment terms	180 days
Period during which supplier has right to request payment from bank	180 days
Confirming payables	$ 145,295	$ 82,770	$ 70,411